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C000006316
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with maximum sales charge
Accumulated Value	$ 9,474	$ 9,284	$ 9,012	$ 8,464	$ 8,276	$ 8,818	$ 9,017	$ 9,023	$ 8,652	$ 8,852	$ 8,807	$ 8,857		$ 8,514	$ 8,320	$ 8,743	$ 8,856	$ 8,981	$ 9,434	$ 9,864	$ 10,306	$ 10,181	$ 10,277	$ 10,306	$ 10,464	$ 10,623	$ 10,515	$ 10,728	$ 11,280	$ 10,540	$ 10,551	$ 10,563	$ 10,699	$ 10,762	$ 11,110	$ 11,018	$ 10,819	$ 9,970	$ 9,737	$ 9,301	$ 9,679	$ 10,097	$ 10,406	$ 10,641	$ 10,292	$ 10,968	$ 10,859	$ 10,716	$ 10,807	$ 11,254	$ 11,432	$ 11,799	$ 11,740	$ 11,131	$ 10,067	$ 10,983	$ 12,142	$ 13,123	$ 13,998	$ 14,696	$ 14,808	$ 14,572	$ 16,493	$ 18,302	$ 17,740	$ 18,640	$ 18,372	$ 19,847	$ 20,480	$ 20,722	$ 21,418	$ 21,955	$ 20,486	$ 21,629	$ 21,125	$ 21,110	$ 17,785	$ 16,082	$ 15,576	$ 13,751	$ 13,319	$ 11,771	$ 13,015	$ 11,575	$ 10,035	$ 10,629	$ 12,217	$ 11,683	$ 13,109	$ 12,934	$ 14,285	$ 14,690	$ 14,326	$ 15,116	$ 15,420	$ 14,150	$ 12,988	$ 12,359	$ 13,657	$ 14,576	$ 14,670	$ 15,873	$ 16,035	$ 14,940	$ 15,751	$ 15,326	$ 15,542	$ 16,346	$ 16,799	$ 15,981	$ 16,326	$ 16,332	$ 17,637	$ 17,860	$ 16,724	$ 17,758	$ 18,826	$ 19,089	$ 17,758	$ 18,089	$ 18,143	$ 18,252
C000155977
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,790	9,500	8,918	8,716	9,273	9,481	9,481	9,089	9,285	9,236	9,285		8,918	8,716	9,148	9,260	9,384	9,849	10,296	10,748	10,612	10,705	10,730	10,891	11,040	10,922	11,139	11,710	10,934	10,934	10,941	11,071	11,133	11,480	11,381	11,170	10,289	10,041	9,582	9,973	10,395	10,705	10,941	10,575	11,257	11,145	10,990	11,071	11,530	11,697	12,068	11,998	11,371	10,277	11,204	12,375	13,374	14,250	14,954	15,057	14,807	16,752	18,576	17,992	18,895	18,611	20,091	20,723	20,952	21,640	22,169	20,668	21,814	21,286	21,263	17,902	16,173	15,656	13,809	13,373	11,806	13,048	11,592	10,041	10,632	12,220	11,673	13,084	12,907	14,244	14,643	14,267	15,050	15,338	14,067	12,900	12,272	13,560	14,473	14,566	15,761	15,922	14,835	15,640	15,217	15,432	16,230	16,680	15,868	16,210	16,217	17,512	17,733	16,606	17,633	18,693	18,955	17,633	17,961	18,015	18,123
C000006319
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	980,198	952,363	894,985	874,734	932,112	953,488	954,613	915,799	936,612	932,674	938,300		901,735	882,047	927,362	939,503	953,379	1,001,366	1,047,040	1,094,449	1,081,729	1,092,136	1,095,605	1,112,950	1,129,716	1,118,731	1,141,717	1,200,641	1,122,465	1,123,632	1,124,799	1,139,967	1,147,551	1,184,306	1,174,971	1,154,552	1,064,125	1,039,622	993,194	1,034,454	1,079,251	1,112,259	1,137,605	1,101,060	1,172,971	1,162,361	1,147,036	1,157,056	1,205,390	1,224,252	1,264,474	1,258,386	1,193,245	1,079,400	1,178,025	1,302,829	1,408,760	1,502,515	1,578,006	1,590,790	1,565,221	1,772,821	1,967,015	1,908,024	2,005,031	1,976,847	2,135,467	2,204,945	2,231,163	2,307,195	2,365,531	2,207,567	2,331,447	2,277,700	2,277,572	1,918,611	1,735,326	1,681,378	1,484,261	1,438,612	1,271,927	1,406,797	1,251,178	1,084,492	1,149,507	1,321,725	1,264,319	1,418,555	1,399,880	1,546,508	1,591,465	1,552,041	1,638,496	1,671,004	1,534,059	1,408,180	1,340,399	1,482,186	1,582,474	1,592,848	1,723,568	1,742,243	1,623,972	1,711,810	1,666,162	1,690,370	1,778,208	1,828,006	1,738,784	1,777,516	1,778,900	1,920,686	1,945,585	1,822,473	1,935,902	2,052,789	2,081,838	1,937,285	1,973,942	1,980,859	1,993,308
C000006318
Account Value [Line Items]
Line Graph and Table Measure Name													Class L
Accumulated Value	10,000	9,796	9,507	8,929	8,722	9,288	9,495	9,501	9,105	9,306	9,258	9,306		8,941	8,740	9,177	9,289	9,419	9,891	10,338	10,797	10,661	10,760	10,779	10,946	11,102	10,984	11,207	11,779	11,001	11,008	11,008	11,151	11,213	11,567	11,468	11,256	10,373	10,124	9,665	10,057	10,486	10,797	11,040	10,673	11,363	11,252	11,096	11,183	11,643	11,824	12,199	12,129	11,496	10,397	11,337	12,525	13,535	14,430	15,139	15,254	14,998	16,973	18,820	18,237	19,159	18,875	20,372	21,017	21,260	21,967	22,507	20,989	22,154	21,620	21,604	18,189	16,437	15,914	14,045	13,603	12,013	13,279	11,800	10,224	10,828	12,447	11,895	13,338	13,154	14,516	14,928	14,553	15,348	15,649	14,354	13,169	12,521	13,839	14,759	14,847	16,062	16,216	15,105	15,914	15,480	15,694	16,496	16,945	16,113	16,452	16,452	17,755	17,975	16,827	17,858	18,925	19,183	17,836	18,159	18,204	18,307
Morgan Stanley Index: MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Europe Net Index
Accumulated Value	10,000	9,817	9,564	8,934	8,774	9,324	9,552	9,496	9,074	9,453	9,481	9,564		9,252	9,051	9,526	9,723	9,840	10,235	10,596	11,110	10,989	11,317	11,323	11,697	11,752	11,778	11,955	12,601	11,861	11,718	12,042	11,647	11,569	11,954	11,620	11,661	10,771	10,671	10,178	10,849	11,213	11,282	11,685	11,045	11,787	11,558	11,268	11,574	11,946	12,124	12,598	12,281	11,142	9,533	10,098	10,558	10,987	11,410	11,879	11,483	10,836	12,679	13,276	13,084	13,403	13,818	14,445	15,048	14,843	15,117	15,346	14,612	15,271	14,483	15,440	14,733	14,317	14,302	13,480	13,580	12,230	12,835	12,035	10,989	11,776	13,113	13,114	14,252	14,164	14,499	15,102	14,216	14,896	15,353	14,744	14,158	13,630	14,975	15,723	15,704	15,949	16,545	16,232	17,018	16,636	16,993	17,663	17,731	16,686	16,405	16,004	17,106	17,735	17,681	18,454	19,296	19,693	19,342	20,008	20,405	20,556
Morgan Stanley Index: MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Europe Net Index
Accumulated Value	10,000	9,817	9,564	8,934	8,774	9,324	9,552	9,496	9,074	9,453	9,481	9,564		9,252	9,051	9,526	9,723	9,840	10,235	10,596	11,110	10,989	11,317	11,323	11,697	11,752	11,778	11,955	12,601	11,861	11,718	12,042	11,647	11,569	11,954	11,620	11,661	10,771	10,671	10,178	10,849	11,213	11,282	11,685	11,045	11,787	11,558	11,268	11,574	11,946	12,124	12,598	12,281	11,142	9,533	10,098	10,558	10,987	11,410	11,879	11,483	10,836	12,679	13,276	13,084	13,403	13,818	14,445	15,048	14,843	15,117	15,346	14,612	15,271	14,483	15,440	14,733	14,317	14,302	13,480	13,580	12,230	12,835	12,035	10,989	11,776	13,113	13,114	14,252	14,164	14,499	15,102	14,216	14,896	15,353	14,744	14,158	13,630	14,975	15,723	15,704	15,949	16,545	16,232	17,018	16,636	16,993	17,663	17,731	16,686	16,405	16,004	17,106	17,735	17,681	18,454	19,296	19,693	19,342	20,008	20,405	20,556
Morgan Stanley Index: MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Europe Net Index
Accumulated Value	1,000,000	981,670	956,407	893,365	877,361	932,434	955,212	949,598	907,357	945,346	948,135	956,395		925,246	905,121	952,557	972,343	983,958	1,023,471	1,059,609	1,110,991	1,098,857	1,131,661	1,132,320	1,169,683	1,175,183	1,177,768	1,195,526	1,260,140	1,186,071	1,171,799	1,204,224	1,164,688	1,156,882	1,195,391	1,162,003	1,166,142	1,077,146	1,067,111	1,017,825	1,084,880	1,121,318	1,128,158	1,168,495	1,104,476	1,178,668	1,155,835	1,126,763	1,157,428	1,194,580	1,212,429	1,259,789	1,228,111	1,114,185	953,270	1,009,809	1,055,796	1,098,730	1,140,951	1,187,894	1,148,312	1,083,551	1,267,900	1,327,583	1,308,357	1,340,344	1,381,751	1,444,542	1,504,753	1,484,282	1,511,721	1,534,567	1,461,243	1,527,064	1,448,304	1,543,952	1,473,304	1,431,697	1,430,213	1,347,959	1,358,042	1,222,951	1,283,481	1,203,523	1,098,860	1,177,617	1,311,281	1,311,445	1,425,208	1,416,370	1,449,944	1,510,165	1,421,567	1,489,649	1,535,328	1,474,421	1,415,834	1,362,963	1,497,479	1,572,286	1,570,446	1,594,894	1,654,512	1,623,179	1,701,801	1,663,567	1,699,285	1,766,272	1,773,091	1,668,623	1,640,515	1,600,414	1,710,608	1,773,451	1,768,110	1,845,429	1,929,592	1,969,297	1,934,241	2,000,820	2,040,509	2,055,602
Morgan Stanley Index: MSCI Europe Index Net Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Europe Net Index
Accumulated Value	$ 10,000	$ 9,817	$ 9,564	$ 8,934	$ 8,774	$ 9,324	$ 9,552	$ 9,496	$ 9,074	$ 9,453	$ 9,481	$ 9,564		$ 9,252	$ 9,051	$ 9,526	$ 9,723	$ 9,840	$ 10,235	$ 10,596	$ 11,110	$ 10,989	$ 11,317	$ 11,323	$ 11,697	$ 11,752	$ 11,778	$ 11,955	$ 12,601	$ 11,861	$ 11,718	$ 12,042	$ 11,647	$ 11,569	$ 11,954	$ 11,620	$ 11,661	$ 10,771	$ 10,671	$ 10,178	$ 10,849	$ 11,213	$ 11,282	$ 11,685	$ 11,045	$ 11,787	$ 11,558	$ 11,268	$ 11,574	$ 11,946	$ 12,124	$ 12,598	$ 12,281	$ 11,142	$ 9,533	$ 10,098	$ 10,558	$ 10,987	$ 11,410	$ 11,879	$ 11,483	$ 10,836	$ 12,679	$ 13,276	$ 13,084	$ 13,403	$ 13,818	$ 14,445	$ 15,048	$ 14,843	$ 15,117	$ 15,346	$ 14,612	$ 15,271	$ 14,483	$ 15,440	$ 14,733	$ 14,317	$ 14,302	$ 13,480	$ 13,580	$ 12,230	$ 12,835	$ 12,035	$ 10,989	$ 11,776	$ 13,113	$ 13,114	$ 14,252	$ 14,164	$ 14,499	$ 15,102	$ 14,216	$ 14,896	$ 15,353	$ 14,744	$ 14,158	$ 13,630	$ 14,975	$ 15,723	$ 15,704	$ 15,949	$ 16,545	$ 16,232	$ 17,018	$ 16,636	$ 16,993	$ 17,663	$ 17,731	$ 16,686	$ 16,405	$ 16,004	$ 17,106	$ 17,735	$ 17,681	$ 18,454	$ 19,296	$ 19,693	$ 19,342	$ 20,008	$ 20,405	$ 20,556